Non-controlling interests	12 Months Ended
Mar. 31, 2025
Non-Controlling Interests [Abstract]
Non-controlling interests	Interests in other entities
Joint ventures and associates
The Group holds interests in joint ventures and associates that are individually not material.

(EUR thousand)	As of March 31
	2025	2024	2023
Aggregate carrying amount of individually immaterial joint ventures and associates	118	150	230
Aggregate amount of the Group's share of:
Income / (loss) from continuing operations	443	(63)	(111)
Other comprehensive loss	—	(17)	—
Total comprehensive income / (loss)	443	(80)	(111)

As of March 31, 2025 the net book value of loans granted by the Group to joint ventures and associates is EUR1.3 million (EUR0.8 million as of March 31, 2024).
Other investments
Other investments represent equity securities not held for trading, are comprised of minority shares in technology companies active in the post-purchase solutions domain, with subsequent changes in fair value recognized through other comprehensive income.

(EUR thousand)	For the financial year ended March 31
	2025	2024	2022
Opening balance as of April 1	4,995	7,051	3,881
Additions	—	490	2,000
Fair value adjustment	(4,995)	(2,546)	1,343
Reclassification to joint ventures and associates	—	—	(173)
Closing balance as of March 31	—	4,995	7,051
As of March 31, 2025 the net book value of other investments is nil (EUR5.0 million as of March 31, 2024), as a consequence of recognizing fair value losses under other comprehensive income associated with two equity investments, following the lack of liquidity necessary to continue their business operations.
Non-controlling interests
Non-controlling interests represent the participating interests of third parties in the Group's equity and are comprised of the following Group entities:

(EUR thousand)	As of March 31
Non-controlling interests	2025	2024	2023
Global Blue TFS Japan Co Ltd	13,917	7,397	4,555
Global Blue Lebanon SAL	(13)	(14)	107
Global Blue Touristik Hizmetler A.Ş.	907	964	1,302
Bahama’s VAT Refund Ltd	84	76	—
Global Blue Pazarlama Destek ve Teknoloji Hizmetleri A.S	(40)	(16)	6
Global Blue LLC	(55)	—	—
Total Non-controlling interests	14,800	8,407	5,970
Summarized financial information on subsidiaries with material non-controlling interest
Set out below is the summarized financial information for each subsidiary that has a non-controlling interest that is deemed material for the Group.

(EUR thousand)
	Global Blue TFS Japan Co. Ltd.		Global Blue Turistik Hizmetler A.Ş.
	As of March 31
	2025	2024	2025	2024
Current
Assets	78,502	52,936	3,636	4,718
Liabilities	65,624	40,863	3,258	4,135
Total current net assets / (liabilities)	12,878	12,073	378	583
Non- current
Assets	17,046	3,196	1,368	1,089
Liabilities	1,365	11	648	521
Total non-current net assets	15,681	3,185	720	568
Net assets	28,559	15,258	1,098	1,151

(EUR thousand)
	Global Blue TFS Japan Co. Ltd.			Global Blue Turistik Hizmetler A.Ş.
	For the financial year ended March 31
	2025	2024	2023	2025	2024	2023
Revenue	39,171	25,665	10,076	3,993	4,972	5,351
Profit for the year	19,077	12,410	3,249	346	2,463	3,093

(EUR thousand)
	Global Blue TFS Japan Co. Ltd.			Global Blue Turistik Hizmetler A.Ş.
	For the financial year ended March 31
	2025	2024	2023	2025	2024	2023
Net increase / (decrease) in cash and cash equivalents	5,983	4,580	7,954	(104)	(700)	420